Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.06	$ 0.06
Ordinary shares, authorized (in Shares)	200,000,000	200,000,000
Ordinary shares, issued (in Shares)	9,516,975	6,434,040
Ordinary shares, outstanding (in Shares)	9,516,975	6,434,040